Administrative Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Administrative Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFADMSPT 6/10

Advisory Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Advisory Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFADVSPT 6/10

Institutional Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Institutional Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFICSPT 6/10

Investor Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Investor Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFINVSPT 6/10

Participant Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Participant Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFPCSPT 6/10

Service Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Service Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFSCSPT 6/10

Cash Management Class Prospectus Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Cash Management Class Portfolios of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

***

The Board of Trustees of the Fund approved a reduction in the Rule 12b-1 distribution fee payable under the Distribution Plan for each Portfolio, from 0.25% to 0.10% of the average daily net assets of the Cash Management Class Shares. In addition, each Portfolio's Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the applicable Portfolio so that total annual operating expenses after fee waivers and/or expense reimbursements will not exceed 0.35%. The following changes to the Prospectus are made in order to reflect with these reductions.

The section of the Prospectus entitled "Portfolio Summary—Money Market Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.36%*
Fee Waiver and/or Expense Reimbursement	0.01%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

†  Restated to reflect current expenses.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The section of the Prospectus entitled "Portfolio Summary—Prime Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.36%*
Fee Waiver and/or Expense Reimbursement	0.01%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

†  Restated to reflect current expenses.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The section of the Prospectus entitled "Portfolio Summary—Government Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.07%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.37%*
Fee Waiver and/or Expense Reimbursement	0.02%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

†  Restated to reflect current expenses.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The section of the Prospectus entitled "Portfolio Summary—Government Securities Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.08%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.38%*
Fee Waiver and/or Expense Reimbursement	0.03%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

†  Restated to reflect current expenses.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The section of the Prospectus entitled "Portfolio Summary—Treasury Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.36%*
Fee Waiver and/or Expense Reimbursement	0.01%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

†  Restated to reflect current expenses.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The section of the Prospectus entitled "Portfolio Summary—Treasury Securities Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.14%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.44%*
Fee Waiver and/or Expense Reimbursement	0.09%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

†  Restated to reflect current expenses.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The fee table under the section of the Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Cash Management Class†
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Acquired Fund Fees & Expenses	0.01	%‡
Total Annual Operating Expenses	0.37	%*
Fee Waiver and/or Expense Reimbursement	0.01	%*
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36	%*

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$37	$116	$202	$456

†  Restated to reflect current expenses.

‡  The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees & Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended October 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio's Cash Management Class. Except for the expenses associated with the Portfolio's investments in the Acquired Funds, the total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) would not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund's Distributor, is currently waiving or reimbursing all or a portion of the distribution fee and/or shareholder service fee relating to the Cash Management Class to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The section of the Prospectus entitled "Distribution Plan" is hereby deleted and replaced with the following:

The Fund has adopted a Distribution Plan for each Portfolio's Cash Management Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.10% of each Portfolio's average daily net assets of Cash Management Class Shares which are beneficially owned by the customers of such service organizations during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian for the Fund. As a result, the Prospectus is hereby amended as follows:

All references in the Fund's Prospectus to JPMorgan Chase & Co. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The third paragraph under the section entitled "Purchasing Shares—Purchase by Wire" is deleted and hereby replaced with the following:

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

  LFCMCSPT 6/10

Statement of Additional Information Supplement

June 14, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 14, 2010 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 1, 2010 of:

The Securities and Exchange Commission recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Statement of Additional Information ("SAI") of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the first paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Promissory Notes" is hereby deleted and replaced with:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the first paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Funding Agreements" is hereby deleted and replaced with:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

The eighth sentence of the second paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Repurchase Agreements" is hereby deleted and replaced with:

A Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 5% of its net assets.

The second sentence of the second paragraph of the section of the Fund's SAI entitled "Valuation of Shares" is hereby deleted and replaced with:

As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 60 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The following is included as the fourth paragraph of the section of the Fund's SAI entitled "Valuation of Shares":

An "NRSRO" is a nationally recognized statistical rating organization. At the time the Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) (i) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs; or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO. In accordance with Rule 2a-7 under the 1940 Act, the Board has designated the following four NRSROs for the purposes of determining whether an investment is an "Eligible Security" (as defined in Rule 2a-7): Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch") and DBRS Limited ("DBRS") (each, a "Designated NRSRO").

The fourth paragraph of the section of the Fund's SAI entitled "Valuation of Shares" is hereby deleted and replaced with the following:

In the unlikely event that the Fund's Board of Trustees are to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act.

***

The first sentence of the fourth paragraph of the section of the Fund's SAI entitled "Investment Adviser" is hereby deleted and replaced with:

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.35% of their average daily net assets, respectively.

***

The third paragraph of the section of the Fund's SAI entitled "Service and Distribution of Shares—Distribution Plan" is hereby deleted and replaced with:

Finally, the Fund has entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.10% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to amendments approved by the Board effective June 14, 2010 and April 25, 2006, the 12b-1 distribution fee was 0.25% and 0.05%, respectively. Distribution related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker/dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell Shares. The Fund, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

***

Effective June 14, 2010, State Street Bank and Trust Company will serve as custodian and sub-administrator for the Fund. As a result, the SAI is hereby amended as follows:

All references in the Fund's SAI to J.P. Morgan Chase & Co. as custodian and JPMorgan Investor Services Co. as sub-administrator for the Fund are hereby deleted and replaced with State Street Bank and Trust Company. State Street Bank and Trust Company's address is One Lincoln Street, Boston, Massachusetts 02111-2101

Please retain this supplement for future reference.